STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 791	$ 368	$ 1,792
Other comprehensive income (loss):
Adjustment to pension and other postretirement plans	12	(10)	6
Net deferred gain (loss) from cash flow hedges, net of tax	(2)	(15)	(3)
Reclassification of deferred loss from cash flow hedges realized in net income (net of tax expense of $-0-, $-0- and $-0-, respectively)	1	0	0
Other comprehensive loss from unconsolidated affiliates, net of tax	(1)	0	0
Net current period other comprehensive income (loss)	10	(25)	3
Comprehensive income	801	343	1,795
Preferred stock dividend requirement	117	35	0
Comprehensive income	684	308	1,795
CenterPoint Energy Houston Electric, LLC
Net income	356	336	433
Other comprehensive income (loss):
Net deferred gain (loss) from cash flow hedges	(1)	(14)	(1)
Reclassification of deferred loss from cash flow hedges realized in net income (net of tax expense of $-0-, $-0- and $-0-, respectively)	0	0
Other comprehensive loss from unconsolidated affiliates, net of tax	0	0
Net current period other comprehensive income (loss)	(1)	(14)	(1)
Comprehensive income	355	322	432
CenterPoint Energy Resources Corp.
Net income	212	208	745
Other comprehensive income (loss):
Adjustment to pension and other postretirement plans	5	1	4
Net deferred gain (loss) from cash flow hedges	0	(1)	(1)
Reclassification of deferred loss from cash flow hedges realized in net income (net of tax expense of $-0-, $-0- and $-0-, respectively)	0	0
Other comprehensive loss from unconsolidated affiliates, net of tax	0	0
Net current period other comprehensive income (loss)	5	0	3
Comprehensive income	$ 217	$ 208	$ 748